Payable to institutional funding partners and online investors (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Payable to institutional funding partners and online investors, current	¥ 5,899	$ 926	¥ 43,480
Institutional funding partners
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Payable to institutional funding partners and online investors, current	¥ 5,899	$ 926	39,253
Institutional funding partners | Maximum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	11.00%	11.00%
Payable to institutional funding partners and online investors term, current	12 months
Institutional funding partners | Minimum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	3.00%	3.00%
Payable to institutional funding partners and online investors term, current	7 years
Online investors
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Payable to institutional funding partners and online investors, current			¥ 4,227
Online investors | Maximum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	11.00%	11.00%
Payable to institutional funding partners and online investors term, current	12 months
Online investors | Minimum
Schedule Of Payable To Institutional Funding Partners And Online Investors [Line Items]
Fixed annual Rate, Current	3.00%	3.00%
Payable to institutional funding partners and online investors term, current	2 months